                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No.                                  333-109579

         Post-Effective Amendment No. 4                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                      [X]

         Amendment No.     5                                          811-21440

                        (Check appropriate box or boxes)

                 TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN
                           (Exact name of Registrant)

                       TRANSAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              4333 Edgewood Road NE
                            Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (610) 439-5253

(Name and complete address
of agent for service)                        Copy to:

Frank A. Camp, Esq.                          Frederick R. Bellamy, Esq.
Transamerica Life Insurance Company          Sutherland Asbill & Brennan LLP
4333 Edgewood Road, N.E.                     1275 Pennsylvania Avenue, N.W.
Cedar Rapids, IA  52499                      Washington, DC  20004-2415

         It is proposed that this filing will become effective:

         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            Title of securities being registered: Individual variable
                      adjustable life insurance policies.



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                          SUPPLEMENT DATED JUNE 1, 2005
                                  TO PROSPECTUS
                                DATED MAY 1, 2005
                                       for
                    VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                    Issued by
                       TRANSAMERICA LIFE INSURANCE COMPANY
                                       and
                 TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2005.

The following investment option is added to the cover page:

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

[ ]      Fidelity Mid Cap Portfolio (Initial Class)

The following is inserted in the ANNUAL PORTFOLIO OPERATING EXPENSES section:

                                                                                              FEES AND
                                                                           GROSS TOTAL        EXPENSES         TOTAL NET
                          MANAGEMENT         OTHER            12b-1           ANNUAL         WAIVED OR          ANNUAL
PORTFOLIO                    FEES           EXPENSES           FEES          EXPENSES        REIMBURSED        EXPENSES
---------------------    ------------     ------------     ------------    ------------     ------------     ------------
Fidelity VIP Mid Cap
  (Initial Class) (1)            0.57%            0.14%             N/A            0.71%            0.00%            0.71%

(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.68%. These offsets may be discontinued at any time.

The following is inserted in the THE PORTFOLIOS section:


Fidelity Variable Insurance            o   VIP Mid Cap Portfolio seeks long-term
Products Funds - Initial Class              growth of capital.
managed by Fidelity Management &
Research Company



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                 TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN

         This filing is being made for the sole purpose of registering units or interests associated with a new subaccount.

         Parts A, B, and C of Post-Effective Amendment No. 3 to this Form N-6 Registration Statement, File No. 333-109579, as filed with the Commission on April 29, 2005, are incorporated herein by reference and are a part of this filing as if fully set forth herein.



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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cedar Rapids and State of Iowa on the 27 day of May, 2005.


                                   TRANSAMERICA CORPORATE SEPARATE
                                   ACCOUNT SIXTEEN
                                             (Registrant)



                                   By
                                      ----------------------------------------
                                   Name: Larry N. Norman*
                                   Title: President


                                   TRANSAMERICA LIFE INSURANCE COMPANY
                                               (Depositor)



                                   By
                                      ----------------------------------------
                                   Name: Larry N. Norman*
                                   Title: President



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Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                    DATE


                               Director, President and
--------------------------     Chairman of the Board        --------------
Larry N. Norman*


                               Director and Actuary
--------------------------                                  ---------------
Ronald L. Ziegler*


   s/ Craig D. Vermie          Director, Vice President,        5/27/05
--------------------------     Secretary and General        ---------------
Craig D. Vermie                Counsel


                               Director, Vice President
--------------------------     and Chief Tax Officer        ---------------
Arthur C. Schneider*


                               Vice President and
--------------------------     Corporate Controller         ---------------
Robert J. Kontz*


                               Director, Vice President,
--------------------------     Treasurer and Chief          ---------------
Brenda K. Clancy*              Financial Officer


----------------------------------------------
*Signed by Craig D. Vermie as Attorney in Fact